SUMMARY OF RECOGNIZED STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense											$ 481	$ 49
Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense	$ 58	$ 4	$ 65	$ 179	$ 123		$ 115	$ 123	$ 127	$ 295	481	0
Employee [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense											481	0
Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense											0	49
Nonemployee [Member] | Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total stock-based compensation expense											$ 0	$ 49